SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Contract Origination Costs, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Incremental costs deferred	$ 2,600	$ 1,800
Period of benefit for amortization	10 years
Amortization of contract costs	$ 800	500
Impairment losses related to the contract origination costs no longer recoverable	100	500
Impairment of goodwill	$ 0	$ 0